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SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-23C-1

STATEMENT BY REGISTERED CLOSED-END
INVESTMENT COMPANY WITH RESPECT TO
PURCHASES OF ITS OWN SECURITIES PURSUANT
TO RULE N-23C-1 DURING THE LAST CALENDAR MONTH

REPORT FOR CALENDAR MONTH SEPTEMBER 2000

        THE CENTRAL EUROPEAN EQUITY FUND, INC.
(Name of registered closed-end investment company)

                                    Approx Asset
Date           Number    Price     Value or Approx      Seller
Each   Ident   Shares     Per       Asset Cov/Shr     or Seller's
Trans   Sec    Purch     Share     at Time of Purch      Broker


09-01   CEE      3100     14.1048     19.57            Weeden & Co
09-05   " "      1100     14.0625     19.39             " "
09-06   " "      1900     14.1217     18.99             " "
09-07   " "      1000     14.0625     18.83             " "
09-08   " "      2400     14.0182     18.57             " "
09-11   " "      2900     13.5948     18.31             " "
09-12   " "      2900     13.3384     18.35             " "
09-13   " "      2000     13.2813     18.17             " "
09-14   " "      2500     13.4125     18.31             " "
09-15   " "      2900     13.2694     18.22             " "
09-18   " "       900     13.0625     17.75             " "
09-19   " "      2300     13.0000     17.53             " "
09-20   " "      1900     12.9079     17.35             " "
09-21   " "      1800     12.7847     17.05             " "
09-22   " "      1000     12.7500     16.99             " "
09-25   " "       800     12.6875     17.33             " "
09-26   " "      2000     12.7813     17.15             " "
09-27   " "      1000     12.7500     17.18             " "
09-28   " "      1300     12.8462     17.13             " "
09-29   " "      1500     12.7500     17.04             " "



The Central European Equity Fund, Inc.
Name of Registrant
By Isabella Chan - Fund Administrator
Date of Statement          10/03/00